Stock Based Compensation - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 15, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expense		$ 97,000	$ 6,000	$ 1,004,000	$ 13,000
Share Price (in dollars per share)						$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in dollars per share)						$ 24.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						52.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)						4 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.56%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	791,790			0		791,790
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				38,308		84,327	3,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)		125,635		125,635
Share-based Payment Arrangement, Expense				$ 1,003,578	$ 12,772
Restricted Stock Units (RSUs) [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				38,308